Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Schedule of Revenue
	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$
Business strategy consultancy	12,065,760	14,557,914	10,472,912
Technology development	4,472,559	11,412,582	12,935,361
Solutions and consultancy	2,588,360	266,588	13,436
Interest income	413,354	1,214,842	2,285,415
Other revenue *	244,715	372,965	380,298
Total	19,784,748	27,824,891	26,087,422

	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$
Point in time	13,649,034	23,496,785	18,487,308
Over time	6,135,714	4,328,106	7,600,114
Total	19,784,748	27,824,891	26,087,422

*	Other revenue consist primarily of loan processing fees, management fees, and training fees.